Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship	6 Months Ended
Jun. 30, 2024
Mr. He Xiaowu [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Chief Executive Officer and Chairman of the Board
Enmoli Inc. [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Where Mr. He Xiaowu acted as director
Sixiang Zhuohong Private Equity LP [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Equity investee of the Company